EMPLOYEE BENEFITS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
EMPLOYEE BENEFITS [Abstract]
Employee benefits expense	$ 16,822	104,373	86,616	78,712